RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Current assets (liabilities)	$ 5,153	$ 14,620
Trade receivables | Cost
Disclosure Of Credit Risk Exposure [Line Items]
Write offs	102
Largest customer
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of revenues		16.00%
Foreign Exchange Risk | United States of America, Dollars
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	(26,882)	$ 12,688
Average gains or losses resulting from 10% change in exchange rates	2,610	1,410
Foreign Exchange Risk | United Kingdom, Pounds
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	5,343	1,724
Average gains or losses resulting from 10% change in exchange rates	519	171
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Impairment on trade receivables	$ 568	$ 681